Debt and Financing Arrangements Short and Long-term Debt Additional Information (Details) € in Millions	3 Months Ended						12 Months Ended
	Mar. 31, 2016 EUR (€)	Dec. 31, 2015	Sep. 30, 2015 USD ($)	Sep. 30, 2015 EUR (€)	Jun. 30, 2015	Mar. 31, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2016 EUR (€)	Mar. 31, 2016 USD ($)
Debt Instrument [Line Items]
Amount Of Credit Facility Retired | €										€ 390
Interest paid on short and long-term debt							$ 319,000,000	$ 373,000,000	$ 314,000,000
Long-term Debt, Fiscal Year Maturity [Abstract]
Installments of long-term debt maturing 2016							666,000,000
Installments of long-term debt maturing 2017							454,000,000
Installments of long-term debt maturing 2018							94,000,000
Installments of long-term debt maturing 2019							5,056,000,000
Installments of long-term debt maturing 2020							1,642,000,000
Installments of long-term debt maturing 2021 and thereafter							7,322,000,000
100 Million USD floating rate term loan maturing in Nov 2016 [Domain]
Long-term Debt, Fiscal Year Maturity [Abstract]
Debt Instrument, Term	9 months
Short-term Bank Loans and Notes Payable | €										100
Commercial Paper
Debt Instrument [Line Items]
Average outstanding commercial paper							1,418,000,000	1,537,000,000
Outstanding commercial paper at period end							440,000,000
37 billion yen floating rate syndicated term loan maturing in June 2020
Long-term Debt, Fiscal Year Maturity [Abstract]
Debt Instrument, Term					5 years
70 million euro floating rate credit facility
Long-term Debt, Fiscal Year Maturity [Abstract]
Debt retired, amount | €				€ 70
7.7 % Due in 2015
Long-term Debt, Fiscal Year Maturity [Abstract]
Debt retired, amount						$ 125,000,000
150 million USD floating rate term loan maturing in September 2015
Long-term Debt, Fiscal Year Maturity [Abstract]
Debt retired, amount								150,000,000
90 million USD revolving credit facility
Debt Instrument [Line Items]
Proceeds from Lines of Credit						90,000,000
Line of Credit Facility, Maximum Borrowing Capacity						$ 90,000,000
Long-term Debt, Fiscal Year Maturity [Abstract]
Debt retired, amount			$ 90,000,000					90,000,000
Debt Instrument, Term						1 year
500 million USD floating rate term loan maturing in September 2015
Long-term Debt, Fiscal Year Maturity [Abstract]
Debt retired, amount								500,000,000
100 million USD floating rate term loan maturing in September 2015
Long-term Debt, Fiscal Year Maturity [Abstract]
Debt retired, amount								100,000,000
37 Million euro revolving credit facility [Domain]
Long-term Debt, Fiscal Year Maturity [Abstract]
Debt retired, amount | €	€ 37
100 Million euro revolving credit facility [Domain]
Long-term Debt, Fiscal Year Maturity [Abstract]
Debt Instrument, Term	9 months
Short-term Bank Loans and Notes Payable | €										€ 100
200 Million USD floating rate term loan maturing in October 2016 [Domain]
Long-term Debt, Fiscal Year Maturity [Abstract]
Debt Instrument, Term	10 months
Short-term Bank Loans and Notes Payable							200,000,000
125 Million USD floating term loan maturing in October 2016 [Domain]
Long-term Debt, Fiscal Year Maturity [Abstract]
Debt Instrument, Term		10 months
Short-term Bank Loans and Notes Payable							125,000,000
Committed Five-year Credit Facility
Debt Instrument [Line Items]
Amount Of Credit Facility Retired			$ 2,500,000,000					$ 2,500,000,000
Length of Credit Facility			5 years	5 years
Contingent on consumation of Tyco merger [Domain] | 2.0 billion USD revolving credit facility [Domain]
Debt Instrument [Line Items]
Proceeds from Lines of Credit							$ 0
Line of Credit Facility, Maximum Borrowing Capacity											$ 2,000,000,000
Length of Credit Facility							4 years
Euro Member Countries, Euro | Foreign Currency Denominated Debt [Member]
Debt Instrument [Line Items]
Weighted-average interest rate of debt			1.10%				1.30%	1.10%		1.30%
Tyco International Holding S.a.r.L. (TSarL) [Member] | 1.0 billion USD revolving credit facility [Domain] [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 1,000,000,000
Length of Credit Facility							4 years